Commitments & Contingencies - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in deferred income
Amortization of deferred revenue	$ (10,500)
Deferred income (current)	13,451	$ 12,032
Deferred income (noncurrent)	3,533	3,499
Extended Warranty
Movement in deferred income
Beginning Balance	272	350
Revenue deferred for new extended warranty contracts	70	100
Amortization of deferred revenue	(158)	(163)
Other	0	(15)
Ending Balance	184	272
Deferred income (current)	110	137
Deferred income (noncurrent)	$ 74	$ 135